Other Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Liabilities
29.	OTHER LIABILITIES

	12.31.2018	12.31.2017
Non-current
Termination payment plans	7,900,093	23,240,492

Total	7,900,093	23,240,492

Current
Termination payment plans	28,836,528	31,524,178
Dividends with minority shareholders	6,330,598	11,734,897
Others	5,623,510	3,864,758

Total	40,790,636	47,123,833